Consolidating Financial Information of Guarantors and Issuers Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	$ (55,218)	$ (73,984)	$ 331,179	$ 358,347	$ 345,950
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0	0	0
Proceeds from returns on investments			0
Purchase of preferred equity instrument					(2,000)
Purchase of identifiable intangible assets			(66)	(577)	0
Proceeds from sale of preferred equity investment			3,281
Capital expenditures	(44,792)	(48,465)	(188,084)	(160,656)	(175,865)
Net cash for investing activities	(44,792)	(48,465)	(184,869)	(161,233)	(177,865)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0	0	0
Payments for returns of capital			0
Net borrowings on revolving credit loans	40,000	85,000
Term debt borrowings			750,000	0	0
Note borrowings			500,000	0	0
Term debt payments			(617,850)	(6,000)	0
Note payments, including amounts paid for early termination			(515,458)
Distributions paid to partners	(50,266)	(48,135)	(194,756)	(187,182)	(172,614)
Payment of debt issuance costs and original issue discount	(1,840)	0	(19,809)	0	0
Exercise of limited partnership unit options	125	0	65	0	0
Tax effect of units involved in treasury unit transactions	(3,039)	(1,369)	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(6,919)	(1,904)	(4,173)	(920)	(3,733)
Net cash from (for) financing activities	(21,939)	33,592	(106,421)	(194,524)	(177,936)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(1,408)	383	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(123,357)	(88,474)	43,529	3,159	(12,283)
Balance, beginning of period	166,245	122,716	122,716	119,557	131,840
Balance, end of period	42,888	34,242	166,245	122,716	119,557
April 2017 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	16,999	23,702	93,378	118,833	89,637
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0	0	0
Proceeds from returns on investments			338,000
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	0
Proceeds from sale of preferred equity investment			0
Capital expenditures	0	0	0	0	0
Net cash for investing activities	0	0	338,000	0	0
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	33,622	24,949	69,160	(6,332)	82,131
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			0	0
Note payments, including amounts paid for early termination			(304,014)
Distributions paid to partners	(50,621)	(48,651)	(196,524)	(189,508)	(174,761)
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	(16,999)	(23,702)	(431,378)	(195,840)	(92,630)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	0	0	0	(77,007)	(2,993)
Balance, beginning of period	0	0	0	77,007	80,000
Balance, end of period	0	0	0	0	77,007
April 2017 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(56,267)	(21,656)	160,801	47,728	129,287
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	64,688	28,274	(278,051)	(24,562)	(55,294)
Proceeds from returns on investments			146,500
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	(474)
Proceeds from sale of preferred equity investment			0
Capital expenditures	(9,573)	(6,298)	(28,451)	(22,978)	(73,759)
Net cash for investing activities	55,115	21,976	(160,002)	(48,014)	(129,053)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0	0	0
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			0	0
Note payments, including amounts paid for early termination			0
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	0	0	0	0	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(1,152)	320	799	(286)	234
Balance, beginning of period	1,152	353	353	639	405
Balance, end of period	0	673	1,152	353	639
April 2017 Notes [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(3,559)	509	(1,838)	(3,351)	(2,147)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	(14,688)	(28,274)	278,051	24,562	58,546
Proceeds from returns on investments			(500,000)
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	0
Proceeds from sale of preferred equity investment			0
Capital expenditures	0	0	0	0	0
Net cash for investing activities	(14,688)	(28,274)	(221,949)	24,562	58,546
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	14,688	28,274	(278,051)	(24,562)	(58,546)
Payments for returns of capital			500,000
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			0	0
Note payments, including amounts paid for early termination			0
Distributions paid to partners	355	516	1,768	2,326	2,147
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	15,043	28,790	223,717	(22,236)	(56,399)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(3,204)	1,025	(70)	(1,025)	0
Balance, beginning of period	(1,095)	(1,025)	(1,025)	0	0
Balance, end of period	(4,299)	0	(1,095)	(1,025)	0
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	16,999	23,702	93,378	118,833	89,637
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0	0	0
Proceeds from returns on investments			338,000
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	0
Proceeds from sale of preferred equity investment			0
Capital expenditures	0	0	0	0	0
Net cash for investing activities	0	0	338,000	0	0
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	33,622	24,949	69,160	(6,332)	82,131
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			0	0
Note payments, including amounts paid for early termination			(304,014)
Distributions paid to partners	(50,621)	(48,651)	(196,524)	(189,508)	(174,761)
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	(16,999)	(23,702)	(431,378)	(195,840)	(92,630)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	0	0	0	(77,007)	(2,993)
Balance, beginning of period	0	0	0	77,007	80,000
Balance, end of period	0	0	0	0	77,007
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(120,584)	(119,483)	209,780	237,262	221,001
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	64,688	28,274	(278,051)	(24,562)	(55,294)
Proceeds from returns on investments			146,500
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			(66)	(548)
Proceeds from sale of preferred equity investment			0
Capital expenditures	(42,053)	(47,317)	(177,899)	(152,793)	(168,202)
Net cash for investing activities	22,635	(19,043)	(309,516)	(177,903)	(223,496)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0	0	0
Payments for returns of capital			(500,000)
Net borrowings on revolving credit loans	40,000	85,000
Term debt borrowings			619,000
Note borrowings			500,000
Term debt payments			(477,377)	(4,625)
Note payments, including amounts paid for early termination			0
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	(1,519)		(18,483)
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	38,481	85,000	123,140	(4,625)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(59,468)	(53,526)	23,404	54,734	(2,495)
Balance, beginning of period	81,582	58,178	58,178	3,444	5,939
Balance, end of period	22,114	4,652	81,582	58,178	3,444
June 2014 Notes [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(3,559)	509	(1,838)	(3,351)	(2,147)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	(14,688)	(28,274)	278,051	24,562	58,546
Proceeds from returns on investments			(500,000)
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	0
Proceeds from sale of preferred equity investment			0
Capital expenditures	0	0	0	0	0
Net cash for investing activities	(14,688)	(28,274)	(221,949)	24,562	58,546
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	14,688	28,274	(278,051)	(24,562)	(58,546)
Payments for returns of capital			500,000
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			0	0
Note payments, including amounts paid for early termination			0
Distributions paid to partners	355	516	1,768	2,326	2,147
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	15,043	28,790	223,717	(22,236)	(56,399)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(3,204)	1,025	(70)	(1,025)	0
Balance, beginning of period	(1,095)	(1,025)	(1,025)	0	0
Balance, end of period	(4,299)	0	(1,095)	(1,025)	0
Co-Issuer Subsidiary (Magnum) [Member] | April 2017 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	58,464	56,496	(10,710)	(28,315)	(1,120)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0	0	0
Proceeds from returns on investments			15,500
Purchase of preferred equity instrument					(2,000)
Purchase of identifiable intangible assets			0	0
Proceeds from sale of preferred equity investment			3,281
Capital expenditures	0	0	(25)	0	0
Net cash for investing activities	0	0	18,756	0	(2,000)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	(48,310)	(53,223)	208,891	30,894	8,060
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			131,000
Note borrowings			0
Term debt payments			(126,619)	(1,237)
Note payments, including amounts paid for early termination			(211,444)
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	(321)		(1,326)
Exercise of limited partnership unit options	125		65
Tax effect of units involved in treasury unit transactions	(3,039)	(1,369)	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(6,919)	(1,904)	(4,173)	(920)	(3,733)
Net cash from (for) financing activities	(58,464)	(56,496)	(8,046)	28,315	2,738
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	0	0	0	0	(382)
Balance, beginning of period	0	0	0	0	382
Balance, end of period	0	0	0	0	0
Co-Issuer Subsidiary (Magnum) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	58,464	56,496	(10,710)	(28,315)	(1,120)
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0	0	0
Proceeds from returns on investments			15,500
Purchase of preferred equity instrument					(2,000)
Purchase of identifiable intangible assets			0	0
Proceeds from sale of preferred equity investment			3,281
Capital expenditures	0	0	(25)	0	0
Net cash for investing activities	0	0	18,756	0	(2,000)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	(48,310)	(53,223)	208,891	30,894	8,060
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			131,000
Note borrowings			0
Term debt payments			(126,619)	(1,237)
Note payments, including amounts paid for early termination			(211,444)
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	(321)		(1,326)
Exercise of limited partnership unit options	125		65
Tax effect of units involved in treasury unit transactions	(3,039)	(1,369)	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(6,919)	(1,904)	(4,173)	(920)	(3,733)
Net cash from (for) financing activities	(58,464)	(56,496)	(8,046)	28,315	2,738
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	0	0	0	0	(382)
Balance, beginning of period	0	0	0	0	382
Balance, end of period	0	0	0	0	0
Co-Issuer Subsidiary (Cedar Canada) [Member] | April 2017 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(6,538)	(35,208)	40,569	33,918	38,579
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	(50,000)	0	0	0	(3,252)
Proceeds from returns on investments			0
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	(29)
Proceeds from sale of preferred equity investment			0
Capital expenditures	(2,739)	(1,148)	(10,160)	(7,863)	(7,663)
Net cash for investing activities	(52,739)	(1,148)	(10,160)	(7,892)	(10,915)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0	0	(31,645)
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			(13,854)	(138)
Note payments, including amounts paid for early termination			0
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	0	0	(13,854)	(138)	(31,645)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(1,408)	383	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(60,685)	(35,973)	20,195	26,457	(6,413)
Balance, beginning of period	85,758	65,563	65,563	39,106	45,519
Balance, end of period	25,073	29,590	85,758	65,563	39,106
Co-Issuer Subsidiary (Cedar Canada) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(6,538)	(35,208)	40,569	33,918	38,579
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	(50,000)	0	0	0	(3,252)
Proceeds from returns on investments			0
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			0	(29)
Proceeds from sale of preferred equity investment			0
Capital expenditures	(2,739)	(1,148)	(10,160)	(7,863)	(7,663)
Net cash for investing activities	(52,739)	(1,148)	(10,160)	(7,892)	(10,915)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0	0	(31,645)
Payments for returns of capital			0
Net borrowings on revolving credit loans	0	0
Term debt borrowings			0
Note borrowings			0
Term debt payments			(13,854)	(138)
Note payments, including amounts paid for early termination			0
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	0		0
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	0	0	(13,854)	(138)	(31,645)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(1,408)	383	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(60,685)	(35,973)	20,195	26,457	(6,413)
Balance, beginning of period	85,758	65,563	65,563	39,106	45,519
Balance, end of period	25,073	29,590	85,758	65,563	39,106
Co-Issuer Subsidiary (Millennium) [Member] | April 2017 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
NET CASH FROM (FOR) OPERATING ACTIVITIES	(64,317)	(97,827)	48,979	189,534	91,714
CASH FLOWS FOR INVESTING ACTIVITIES
Intercompany receivables (payments) receipts	0	0	0	0	0
Proceeds from returns on investments			0
Purchase of preferred equity instrument					0
Purchase of identifiable intangible assets			(66)	(74)
Proceeds from sale of preferred equity investment			0
Capital expenditures	(32,480)	(41,019)	(149,448)	(129,815)	(94,443)
Net cash for investing activities	(32,480)	(41,019)	(149,514)	(129,889)	(94,443)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Intercompany payables (payments) receipts	0	0	0	0	0
Payments for returns of capital			(500,000)
Net borrowings on revolving credit loans	40,000	85,000
Term debt borrowings			619,000
Note borrowings			500,000
Term debt payments			(477,377)	(4,625)
Note payments, including amounts paid for early termination			0
Distributions paid to partners	0	0	0	0	0
Payment of debt issuance costs and original issue discount	(1,519)		(18,483)
Exercise of limited partnership unit options	0		0
Tax effect of units involved in treasury unit transactions	0	0	0	0	0
Payments related to tax withholding for equity compensation	0	0	0	0	0
Net cash from (for) financing activities	38,481	85,000	123,140	(4,625)	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0	0	0
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(58,316)	(53,846)	22,605	55,020	(2,729)
Balance, beginning of period	80,430	57,825	57,825	2,805	5,534
Balance, end of period	$ 22,114	$ 3,979	$ 80,430	$ 57,825	$ 2,805